Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Nov. 09, 2018	Dec. 31, 2017	Aug. 16, 2016	Apr. 15, 2016
Shares authorized (in shares)				17,289,895				17,289,895
Preferred stock, shares issued (in shares)				6,555,307				6,555,307
Preferred stock, shares outstanding (in shares)				6,555,307				6,555,307
Liquidation value				$ 26,038				$ 24,238
Common stock, par value (in USD per share)	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	200,000,000			27,000,000				27,000,000
Common stock, shares issued (in shares)	20,185,730			2,429,705				2,243,648
Common stock, shares outstanding (in shares)	20,185,730			2,429,705				2,243,648
Series A Preferred Stock
Par value (in USD per share)	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001				$ 0.0001
Shares authorized (in shares)	0			10,000,000				10,000,000				10,000,000
Preferred stock, shares issued (in shares)	0			4,607,652				4,607,652
Preferred stock, shares outstanding (in shares)	0	0	4,607,652	4,607,652	4,607,652	4,607,652	4,607,652	4,607,652		4,607,652
Liquidation value	$ 0			$ 12,271				$ 11,471
Series A-1 Preferred Stock
Par value (in USD per share)	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001			$ 0.0001
Shares authorized (in shares)	0			800,000				800,000			800,000
Preferred stock, shares issued (in shares)	0			368,612				368,612
Preferred stock, shares outstanding (in shares)	0	0	368,612	368,612	368,612	368,612	368,612	368,612		368,612
Liquidation value	$ 0			$ 1,171				$ 1,091
Series B-1 Preferred Stock
Par value (in USD per share)	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Shares authorized (in shares)	0			3,427,004				3,427,004	3,427,004
Preferred stock, shares issued (in shares)	0			1,579,043				1,579,043
Preferred stock, shares outstanding (in shares)	0	0	1,579,043	1,579,043	1,579,043	1,579,043	1,579,043	1,579,043		0
Liquidation value	$ 0			$ 12,596				$ 11,676